FORM D **U.S. SECURITIES AND EXCHANGE COMMISSION** 713975

Washington, D.C. 20549

[redacted]

03058269

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

RECD S.E.C.
MAY - 5 2003
1086

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Sun Bancorp, Inc.

Filing Under (Check box(es) that apply) ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Sun Bancorp, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
155 North 15th Street **Lewisburg, PA 17837**	**(570) 523-4300**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **Same as Executive Offices.**	Telephone Number (Including Area Code) **(570) 523-4300**

Brief Description of Business
Pennsylvania-chartered, bank holding company

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
MAY 07 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 11 Year 82 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) **PA**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), CFR 230.501 et seq. or 15 U.S.C. 77d(b).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U. S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by united States registered or certified mail to that address.

Where to File: U. S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (6-02)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Hormell, Robert A.
Full Name (Last name first, if individual)
RR 1, Box 292, Watsontown, PA 17777
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

McCormack, Robert J.
Full Name (Last name first, if individual)
88 Wedgewoods Gardens Road, Lewisburg, PA 17837
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Leinbach, Wilmer
Full Name (Last name first, if individual)
243 Fairmont Drive, Lewisburg, PA 17837
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Bixler, Thomas B.
Full Name (Last name first, if individual)
501 Highland Terrace, Williamsport, PA 17701
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Miller, Sandra J.
Full Name (Last name first, if individual)
155 North 15th Street, Lewisburg, PA 17837
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Keller, George F.
Full Name (Last name first, if individual)
P.O. Box 190, Port Trevorton, PA 17864
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Bingaman, Max E.
Full Name (Last name first, if individual)
P.O. Box 247, Kreamer, PA 17833
Business or Residence Address (Number and Street, City, State, Zip Code)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Dieck, David R.
Full Name (Last name first, if individual)
RR2, Box 371, Sunbury, PA 17801
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Eaton, Louis A.
Full Name (Last name first, if individual)
P.O. Box 23, New Berlin, PA 17855
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Gurgovits, Stephen J.
Full Name (Last name first, if individual)
FNB Corporation, One FNB Boulevard, Hermitage, PA 16148
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Bufalino, Maureen M.
Full Name (Last name first, if individual)
41 White tail Drive, Dallas, PA 18612
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

John, Paul R.
Full Name (Last name first, if individual)
RR 1, Box 452, Winfield, PA 17889
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Sierer, Marlin T.
Full Name (Last name first, if individual)
RR 2, Box 46, Mt. Pleasant Mills, PA 17853
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Van, Dennis J.
Full Name (Last name first, if individual)
17 Meadowbrook Drive, Selinsgrove, PA 17870
Business or Residence Address (Number and Street, City, State, Zip Code)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Barrick, Martha A.

Full Name (Last name first, if individual)

407 South 22nd Street,, Lewisburg, PA 17837

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Fetterolf, M. Mitchell

Full Name (Last name first, if individual)

Fetterolf Group, 227 New Centerville Road, Somerset, PA 15501-8755

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Logue, Jr., George E.

Full Name (Last name first, if individual)

2768 Wallace Run Road, Trout Run, PA 17771

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Tice, Gary L.

Full Name (Last name first, if individual)

P.O. Box 8597, Naples, FL 34101

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☒ No ☐

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?* $ ______

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

* *Sun Bancorp, Inc. issued 16,044 shares of common stock and $69,000 in cash in exchange for Daniel R. Geise's shares of Mid-Penn Insurance Associates, Inc. ("Mid-Penn") common stock; 16,044 shares of common stock and $69,000 in cash in exchange for Christopher J. Fellon's shares of Mid-Penn; 16,044 shares of common stock and $89,000 in cash in exchange for Cheryl A. Zellers's shares of Mid-Penn; 4,983 shares of common stock and $343,264 in cash in exchange for Donald E. Hopple's shares of Mid-Penn; 29,896 shares of common stock and $74,107 in cash in exchange for John K. Shipman's shares of Mid-Penn; and 2,925 shares and $5,000 in cash in exchange for Cathy S. Geiger's shares of Mid-Penn.*

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Not applicable

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

(AL)	(AK)	(AZ)	(AR)	(CA)	(CO)	(CT)	(DE)	(DC)	(FL)	(GA)	(HI)	(ID)
(IL)	(IN)	(IA)	(KS)	(KY)	(LA)	(ME)	(MD)	(MA)	(MI)	(MN)	(MS)	(MO)
(MT)	(NE)	(NV)	(NH)	(NJ)	(NM)	(NY)	(NC)	(ND)	(OH)	(OK)	(OR)	(PA)
(RI)	(SC)	(SD)	(TN)	(TX)	(UT)	(VT)	(VA)	(WA)	(WV)	(WI)	(WY)	(PR)

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

(AL)	(AK)	(AZ)	(AR)	(CA)	(CO)	(CT)	(DE)	(DC)	(FL)	(GA)	(HI)	(ID)
(IL)	(IN)	(IA)	(KS)	(KY)	(LA)	(ME)	(MD)	(MA)	(MI)	(MN)	(MS)	(MO)
(MT)	(NE)	(NV)	(NH)	(NJ)	(NM)	(NY)	(NC)	(ND)	(OH)	(OK)	(OR)	(PA)
(RI)	(SC)	(SD)	(TN)	(TX)	(UT)	(VT)	(VA)	(WA)	(WV)	(WI)	(WY)	(PR)

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

(AL)	(AK)	(AZ)	(AR)	(CA)	(CO)	(CT)	(DE)	(DC)	(FL)	(GA)	(HI)	(ID)
(IL)	(IN)	(IA)	(KS)	(KY)	(LA)	(ME)	(MD)	(MA)	(MI)	(MN)	(MS)	(MO)
(MT)	(NE)	(NV)	(NH)	(NJ)	(NM)	(NY)	(NC)	(ND)	(OH)	(OK)	(OR)	(PA)
(RI)	(SC)	(SD)	(TN)	(TX)	(UT)	(VT)	(VA)	(WA)	(WV)	(WI)	(WY)	(PR)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$ 0.00
Equity	$ 1,724,736.00	$ 1,724,736.00
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0.00	$ 0.00
Partnership Interests	$ 0.00	$ 0.00
Other (Specify ______________)	$ 0.00	$ 0.00
Total	$ 1,724,736.00	$ 1,724,736.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0.00
Non-accredited Investors	6	$ 1,724,736.00*
Total (for filings under Rule 504 only)	6	$ 1,724,736.00

Answer also in Appendix, Column 4, if filing under ULOE.

* *The average price of Sun Bancorp, Inc.'s common stock, as determined pursuant to the Agreement is $20.070. Thus, the aggregate value of the 85,936 shares of Sun Bancorp, Inc. common stock to be exchanged in this transaction is approximately $1,724,736.*

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	______	$ ______
Regulation A	______	$ ______
Rule 504	______	$ ______
Total	______	$ ______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	**none**
Printing and Engraving Costs	☐	**none**
Legal Fees	☒	$1,500 (estimate)
Accounting Fees	☐	**none**
Engineering Fees	☐	**none**
Sales Commissions (specify finders' fees separately)	☐	**none**
Other Expenses (identify) Consulting Fee	☒	$124,852
Total	☒	$126,352 (estimate)

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and the total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 1,598,384

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be issued for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

All adjusted gross proceeds received from the issuance of shares of Sun Bancorp, inc. common stock (in conjunction with other consideration as delineated in the Agreement and Plan of Reorganization) will be used to purchase the issued and outstanding shares of common stock of Mid-Penn Insurance Associates, Inc.

	Payments to Officers Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify) See Statement Above:	☐ $	☒ $ 1,598,384
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☒ $ 1,598,384	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U. S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Sun Bancorp, Inc.		April 23, 2003
Name of Signer (Print or Type) **Robert J. McCormack**	Title of Signer (Print or Type) **President and Chief Executive Officer, Sun Bancorp, Inc.**	

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Sun Bancorp, Inc.		April 23, 2003
Name of Signer (Print or Type) **Robert J. McCormack**	Title of Signer (Print or Type) **President and Chief Executive Officer, Sun Bancorp, Inc.**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of Security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of Security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA	X		Common Stock $1,724,736			6	$1,724,736		X
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

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